Schedule of Preliminary Fair Value of the Consideration Transferred (Details) - Open Reel [Member]	Dec. 18, 2024 USD ($)
Business Combination [Line Items]
Total consideration paid	$ 20,826,920
Common Stock [Member]
Business Combination [Line Items]
Total consideration paid	1,526,115
Prefunded Warrants [Member]
Business Combination [Line Items]
Total consideration paid	19,300,805
Preferred Stock [Member]
Business Combination [Line Items]
Total consideration paid